Summary of Significant Accounting Policies - Schedule of Amortization Expense (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Remainder of 2021	$ 86,338
Fiscal year ending March 31, 2022	173,150	$ 173,150
Fiscal year ending March 31, 2023	173,150	173,150
Fiscal year ending March 31, 2024	32,589	115,338
Fiscal year ending March 31, 2025	6,148	55,748
Fiscal year ending March 31, 2026 and beyond	134,695	175,496
Total	$ 606,070	$ 692,882	$ 736,051	$ 1,576,685